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November 14, 1994



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Gentlemen:

Re:      Rule 24f-2 Notice for
         SAFECO Common Stock Trust
         Registration No. 33-36700

The following information is supplied by SAFECO Common Stock Trust ("Trust") pursuant to Rule 24f-2 under the Investment Company Act of 1940 ("Act"):

1. The fiscal year for which this Notice is filed ended September 30, 1995.

2. The number of shares of beneficial interest of the Trust registered pursuant to the Securities Act of 1933 other than pursuant to Section 24(f) of the Act which were unsold at September 30, 1995, was zero.

3. No shares of beneficial interest of the Trust were registered during the fiscal year ended September 30, 1995, other than pursuant to
         Section 24(f) of the Act.

4. The number of shares of beneficial interest of the Trust sold during the fiscal year ended September 30, 1995, was 58,479,842.

5. The number of shares of beneficial interest of the Trust sold during the fiscal year ended September 30, 1995, pursuant to Section 24(f) of the Act was 58,479,842.

Enclosed are the following:

1. An opinion of counsel with respect to the shares of beneficial interest referred to in paragraph 5 above.

2. Four additional conformed copies of this Notice and the opinion of counsel referred to above.
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Securities and Exchange Commission
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Very truly yours,

SAFECO COMMON STOCK TRUST




/s/  Neal A. Fuller
Vice President and Controller
Enc.


*Information with respect to calculation of filing fee pursuant to Rule
24f-2(c).

(1)      Actual aggregate sale price of such shares:
         $ 951,967,154

(2) Actual aggregate redemption price of shares redeemed during fiscal year ended September 30, 1995: $ 892,731,125

(3) Actual aggregate redemption price of such redeemed shares applied pursuant to Section 24e-2(a) of the Act: $ 0

(4)      Difference between (2) and (3):  $ 892,731,125

(5)      Difference between (1) and (4):  $ 59,236,029

(6) Pursuant to Section 6(b) of the Securities Act of 1933 the following is a calculation of the fee due: $ 59,236,029 x 0.000200 = $ 11,847
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November 14, 1995

SAFECO Common Stock Trust
SAFECO Plaza
Seattle, WA  98185

Gentlemen:

I have acted as counsel for SAFECO Common Stock Trust ("Trust") with respect to the filing of a 24f-2 Notice in connection with its registration of an indefinite number of shares of beneficial interest of the Trust under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940 and Rule 24f-2 thereunder. I have examined the Rule 24f-2 Notice dated November 14, 1995, and such other documents and records and questions of law as I have considered necessary or appropriate for the purposes of this opinion and, on the basis of such examination, it is my opinion that:

1. The Trust was duly established under the laws of the state of Delaware by a Trust Instrument dated May 13, 1993, and is at the present time validly existing as a business trust under the laws of the state of Delaware.

2. The Trust is authorized to issue an unlimited number of shares of beneficial interest with par value of.001 cent per share, of which 64,432,983 shares (consisting of 11,149,747 shares of the SAFECO Growth Fund series, 39,097,156 shares of the SAFECO Equity Fund series, 11,399,770 shares of the SAFECO Income Fund series and 2,786,310 shares of the SAFECO Northwest Fund series) have been issued and were outstanding and held by shareholders of the Trust on September 30, 1995. My opinion with respect to the number of shares issued and outstanding is based on a written certificate from the transfer agent of the Trust, SAFECO Services Corporation.

3. The issue and sale of 58,479,842 shares of beneficial interest of the Trust, the registration of which is made definite by the filing of the Rule 24f-2 Notice described above, has been duly authorized by all necessary action on the part of the Trust and such shares when sold were regularly issued, fully paid and non-assessable shares of the Trust.

I consent to the filing of this opinion along with the Rule 24f-2 Notice described above.

Very truly yours,


/s/  Bibb L. Strench
Legal Counsel